UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2018 (Unaudited)

Deutsche Multisector Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 40.7%
Consumer Discretionary 4.7%
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,869,750
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (b)		850,000	888,250
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	187,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		182,000	184,730
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,640,000	1,689,200
Charter Communications Operating LLC, 3.75%, 2/15/2028		730,000	689,171
CSC Holdings LLC:
5.25%, 6/1/2024		230,000	224,250
144A, 5.5%, 4/15/2027		1,800,000	1,822,500
144A, 10.125%, 1/15/2023		1,000,000	1,128,125
CVS Health Corp., 5.125%, 7/20/2045		330,000	368,885
Dana, Inc., 5.5%, 12/15/2024		185,000	192,862
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		105,000	105,788
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	442,900
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)		290,000	285,298
5.0%, 1/15/2044		460,000	444,492
Penske Automotive Group, Inc., 5.5%, 5/15/2026		245,000	249,214
SFR Group SA, 144A, 7.375%, 5/1/2026		1,785,000	1,758,225
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		325,000	336,375
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		1,600,000	1,628,000
			14,495,215
Consumer Staples 0.5%
BAT Capital Corp., 144A, 4.54%, 8/15/2047		370,000	381,383
Kraft Heinz Foods Co., 4.375%, 6/1/2046		835,000	816,327
Molson Coors Brewing Co., 4.2%, 7/15/2046		205,000	204,297
			1,402,007
Energy 9.0%
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		100,000	103,750
Canadian Natural Resources Ltd., 4.95%, 6/1/2047		275,000	302,342
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		1,600,000	1,820,000
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025 (b)		630,000	636,300
Continental Resources, Inc., 5.0%, 9/15/2022		1,000,000	1,012,500
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		1,600,000	1,668,000
Energy Transfer LP, 5.95%, 10/1/2043		150,000	160,920
Energy Transfer Partners LP, 4.5%, 11/1/2023		200,000	205,097
EnLink Midstream Partners LP, 5.45%, 6/1/2047		420,000	448,781
Hess Corp., 5.8%, 4/1/2047		315,000	357,156
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		855,000	880,650
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		3,300,000	3,437,016
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		520,000	512,767
Laredo Petroleum, Inc., 6.25%, 3/15/2023		1,305,000	1,350,675
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (b)		500,000	488,750
Noble Energy, Inc., 3.85%, 1/15/2028		600,000	598,610
Noble Holding International Ltd., 5.75%, 3/16/2018		80,000	80,200
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		615,000	633,450
6.875%, 1/15/2023		15,000	15,450
Petrobras Global Finance BV, 144A, 5.299%, 1/27/2025		3,000,000	3,018,750
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,840,000	3,825,313
Range Resources Corp.:
4.875%, 5/15/2025		180,000	174,825
5.875%, 7/1/2022		155,000	161,200
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		140,000	141,071
Weatherford International Ltd., 9.875%, 2/15/2024 (b)		800,000	872,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,297,800
WPX Energy, Inc.:
6.0%, 1/15/2022		1,000,000	1,052,500
8.25%, 8/1/2023		270,000	309,825
YPF SA:
144A, 8.5%, 7/28/2025 (b)		750,000	851,250
144A, 8.75%, 4/4/2024 (b)		1,500,000	1,700,625
			28,117,573
Financials 15.3%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		4,500,000	4,528,575
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020		1,500,000	1,696,590
Barclays PLC, 4.836%, 5/9/2028		3,000,000	3,075,660
BNP Paribas SA:
144A, 4.625%, 3/13/2027		1,450,000	1,523,100
144A, 6.75%, 3/14/2022		3,000,000	3,232,500
BPCE SA, 144A, 4.875%, 4/1/2026		2,000,000	2,109,022
Citigroup, Inc., 4.125%, 7/25/2028		1,500,000	1,523,879
Credit Suisse AG, 144A, 6.5%, 8/8/2023		1,500,000	1,676,250
Credit Suisse Group AG:
144A, 4.282%, 1/9/2028		525,000	539,483
144A, 7.5%, 12/11/2023		1,500,000	1,706,250
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		280,000	294,898
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		320,000	325,807
FS Investment Corp., 4.75%, 5/15/2022		450,000	457,988
HSBC Holdings PLC:
4.375%, 11/23/2026		695,000	715,707
6.0%, 5/22/2027		2,500,000	2,615,625
6.875%, 6/1/2021		1,500,000	1,610,625
Intesa Sanpaolo SpA, 144A, 7.7%, 9/17/2025 (b)		1,000,000	1,112,500
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	226,769
Legg Mason, Inc., 5.625%, 1/15/2044		310,000	343,326
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	124,800
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,513,050
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		270,000	310,085
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020		3,700,000	3,917,375
Societe Generale SA, 144A, 7.375%, 9/13/2021		1,500,000	1,618,125
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	204,350
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,800,000	1,795,781
144A, 5.125%, 9/29/2023		1,500,000	1,477,116
The Goldman Sachs Group, Inc., Series P, 5.0%, 11/10/2022		1,500,000	1,470,930
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		1,500,000	1,526,955
UBS AG, REG S, 5.125%, 5/15/2024		1,500,000	1,579,044
Voya Financial, Inc., 4.8%, 6/15/2046		215,000	235,649
Westpac Banking Corp., 5.0%, 9/21/2027		2,605,000	2,578,417
			47,666,231
Health Care 1.5%
Allergan Funding SCS, 4.75%, 3/15/2045		41,000	43,267
Celgene Corp., 5.0%, 8/15/2045		155,000	171,130
Endo Dac:
144A, 6.0%, 7/15/2023		285,000	223,369
144A, 6.0%, 2/1/2025		200,000	150,376
Express Scripts Holding Co., 4.8%, 7/15/2046		245,000	260,490
HCA, Inc., 4.5%, 2/15/2027		1,600,000	1,594,000
LifePoint Health, Inc., 5.375%, 5/1/2024		70,000	67,463
Mylan NV, 5.25%, 6/15/2046		285,000	306,887
Tenet Healthcare Corp., 6.75%, 6/15/2023 (b)		510,000	502,401
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026 (b)		1,500,000	1,246,324
			4,565,707
Industrials 1.3%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	537,033
144A, 7.75%, 3/15/2020		260,000	280,150
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	197,925
Masonite International Corp., 144A, 5.625%, 3/15/2023		205,000	213,200
Meritor, Inc., 6.25%, 2/15/2024		100,000	105,250
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	790,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022		335,000	347,563
United Rentals North America, Inc., 5.875%, 9/15/2026		1,600,000	1,714,000
			4,185,121
Information Technology 0.5%
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	125,775
Dell International LLC, 144A, 8.1%, 7/15/2036		170,000	216,068
Expedia, Inc., 3.8%, 2/15/2028		775,000	738,771
Pitney Bowes, Inc., 3.625%, 9/15/2020		210,000	208,950
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		415,000	421,031
			1,710,595
Materials 2.9%
AK Steel Corp., 7.0%, 3/15/2027 (b)		2,000,000	2,045,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		30,000	30,600
CF Industries, Inc., 144A, 4.5%, 12/1/2026		105,000	108,161
Constellium NV, 144A, 6.625%, 3/1/2025 (b)		1,000,000	1,055,000
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,650,480
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	125,591
Hexion, Inc., 6.625%, 4/15/2020		255,000	232,369
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	5,134
6.875%, 2/15/2021		1,351,362	1,371,633
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		60,000	67,725
Tronox Finance LLC, 144A, 7.5%, 3/15/2022		330,000	342,375
United States Steel Corp., 144A, 8.375%, 7/1/2021		87,000	93,960
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,600,000	1,708,000
WR Grace & Co-Conn, 144A, 5.625%, 10/1/2024		65,000	70,037
			8,906,065
Real Estate 1.0%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		290,000	271,255
(REIT), 5.95%, 12/15/2026 (b)		530,000	488,393
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		260,000	282,269
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		565,000	566,836
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		500,000	478,495
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		500,000	486,906
Select Income REIT:
(REIT), 4.15%, 2/1/2022		380,000	379,819
(REIT), 4.25%, 5/15/2024		145,000	142,171
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		95,000	98,170
(REIT), 4.875%, 6/1/2026		55,000	57,042
			3,251,356
Telecommunication Services 2.4%
AT&T, Inc.:
4.5%, 5/15/2035		560,000	551,573
5.15%, 2/14/2050		545,000	551,282
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		475,000	463,125
Series Y, 7.5%, 4/1/2024 (b)		500,000	503,750
Frontier Communications Corp.:
6.875%, 1/15/2025 (b)		895,000	561,613
7.125%, 1/15/2023		1,670,000	1,131,425
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		1,600,000	1,396,000
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,282,925
Telefonica Emisiones SAU, 5.213%, 3/8/2047		340,000	382,919
Verizon Communications, Inc., 4.272%, 1/15/2036		195,000	193,226
Zayo Group LLC:
6.0%, 4/1/2023		140,000	145,950
6.375%, 5/15/2025		325,000	340,844
			7,504,632
Utilities 1.6%
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	276,500
5.75%, 1/15/2025		130,000	123,175
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	105,640
7.625%, 11/1/2024		585,000	632,034
Electricite de France SA, 144A, 4.75%, 10/13/2035		445,000	481,663
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,000,000	1,036,170
NGL Energy Partners LP, 5.125%, 7/15/2019		155,000	157,325
NRG Energy, Inc., 6.25%, 5/1/2024		1,950,000	2,038,491
Southern Power Co., Series F, 4.95%, 12/15/2046		137,000	148,431
			4,999,429
Total Corporate Bonds (Cost $126,284,962)			126,803,931
Mortgage-Backed Securities Pass-Throughs 2.0%
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2040 until 12/1/2042		4,042,440	4,194,964
4.5%, 9/1/2039		1,925,198	2,046,048
Total Mortgage-Backed Securities Pass-Throughs (Cost $6,359,115)			6,241,012
Asset-Backed 4.1%
Automobile Receivables 0.1%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	172,524
Home Equity Loans 0.0%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		84,522	86,094
Miscellaneous 4.0%
Apidos CLO XXI, "B", Series 2015-21A, 144A, 3-month USD-LIBOR + 2.700%, 4.434% **, 7/18/2027		2,000,000	2,012,440
Cumberland Park CLO Ltd., "C", Series 2015-2A, 144A, 3-month USD-LIBOR + 2.850%, 4.595% **, 7/20/2026		2,250,000	2,263,628
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	743,752
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	969,188
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,701,450	1,731,430
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 3.434% **, 7/18/2030		1,130,000	1,138,943
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		710,628	697,571
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 2.855% **, 7/20/2030		2,000,000	2,005,398
Wendys Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		750,000	749,766
			12,312,116
Total Asset-Backed (Cost $12,496,628)			12,570,734
Commercial Mortgage-Backed Securities 3.4%
CHT Mortgage Trust, "D", Series 2017-CSMO, 144A, 1-month USD-LIBOR + 2.250%, 3.81% **, 11/15/2036		1,500,000	1,505,169
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,850,000	1,912,027
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.546% **, 12/25/2024		7,430,093	239,616
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		3,290,187	3,076,325
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,800,000	2,792,189
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	128,235
JPMorgan Chase Commercial Mortgage Securities Corp., "B", Series 2005-LDP4, 5.129%, 10/15/2042		811,515	809,487
Total Commercial Mortgage-Backed Securities (Cost $10,730,778)			10,463,048
Collateralized Mortgage Obligations 6.4%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.687% **, 2/25/2034		173,785	173,489
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.127% **, 12/25/2035		491,159	499,501
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		188,714	163,431
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		309,440	308,828
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.711% **, 9/25/2028		1,187,516	1,197,839
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,192,506	49,282
"H", Series 4865, 4.0%, 8/15/2044		3,041,392	3,134,488
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		7,492,998	1,677,383
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,303,344	100,192
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		61,157	2,232
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		102,002	3,647
"A", Series 172, Interest Only, 6.5%, 1/1/2024		228,964	30,874
Federal National Mortgage Association:
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,526,448	1,323,884
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,702,720	355,163
Fredddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.061% **, 3/25/2030		1,000,000	1,035,846
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		7,634,800	895,985
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,025,127	2,917,856
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		3,153,573	581,324
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,308,032	166,089
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,816,004	256,289
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		165,392	34,182
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		233,691	45,057
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		685,248	128,148
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		801,414	138,216
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		540,737	95,647
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.413% **, 4/25/2036		862,810	854,218
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 6-month USD-LIBOR + 1.250%, 2.911% ** , 10/25/2035		454,155	459,796
"2A", Series 2003-A6, 3.78% **, 10/25/2033		328,126	329,866
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 2.9% **, 1/15/2049	AUD	3,000,000	2,421,632
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 3.448% **, 12/25/2034		219,559	219,360
"2A16", Series 2005-AR10, 3.566% **, 6/25/2035		398,633	401,026
Total Collateralized Mortgage Obligations (Cost $17,262,373)			20,000,770
Government & Agency Obligations 21.5%
Other Government Related (c) 4.2%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		2,000,000	2,070,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		3,555,000	4,065,320
Vnesheconombank:
REG S, 4.032%, 2/21/2023	EUR	3,735,000	5,089,314
144A, 6.025%, 7/5/2022		1,700,000	1,836,680
			13,061,314
Sovereign Bonds 17.2%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,500,000	1,516,650
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	106,800,000,000	9,133,277
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024 (b)		1,700,000	1,725,500
144A, 6.375%, 3/3/2028		400,000	424,411
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		2,500,000	2,544,250
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023 (b)		2,000,000	2,081,160
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	41,534,479	2,096,055
Republic of Angola, 144A, 9.5%, 11/12/2025 (b)		5,500,000	6,439,620
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		6,850,000	4,801,850
Republic of Argentina Inflation-Linked Bond, 5.83%, 12/31/2033	ARS	377	163
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		2,000,000	2,083,000
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		1,000,000	1,130,180
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	495,743
Republic of Namibia, 144A, 5.25%, 10/29/2025 (b)		3,750,000	3,834,450
Republic of Nigeria, 144A, 6.5%, 11/28/2027		700,000	726,306
Republic of Portugal, 144A, 5.125%, 10/15/2024		3,100,000	3,331,787
Republic of Senegal, 144A, 6.25%, 7/30/2024		3,100,000	3,297,160
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		3,220,000	3,332,780
Republic of Zambia, 144A, 5.375%, 9/20/2022		2,000,000	1,946,360
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	58,160,700	2,780,326
			53,721,028
U.S. Treasury Obligation 0.1%
U.S. Treasury Bond, 3.0%, 5/15/2047		240,000	242,616
Total Government & Agency Obligations (Cost $63,510,110)			67,024,958
Loan Participations and Assignments 2.6%
Senior Loans **
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.229%, 5/20/2021		1,537,510	1,548,088
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024		1,950,000	1,962,080
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.324%, 6/24/2021		694,800	704,788
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.81%, 4/26/2024		503,219	507,411
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.574%, 6/7/2023		1,119,957	1,129,639
MEG Energy Corp.:
Term Loan B, 3-month USD LIBOR + 3.500%, 5.2% , 12/31/2023		112,176	112,793
Term Loan B, 3-month USD LIBOR + 3.500%, 5.2% , 12/31/2023		165,923	166,835
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023		965,728	972,460
Ply Gem Industries, Inc., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 2/1/2021		174,084	175,716
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.06%, 4/1/2022		692,228	703,781
Total Loan Participations and Assignments (Cost $7,906,096)			7,983,591
Short-Term U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (d)		3,538,000	3,506,435
1.381% ***, 10/11/2018 (e)		11,042,000	10,911,804
Total Short-Term U.S. Treasury Obligations (Cost $14,450,567)			14,418,239
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK **, 10/18/2025 (f) (Cost $558,150)		556,366	703,525
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		16	354
Materials 0.0%
GEO Specialty Chemicals, Inc.* (f)		53,783	18,157
GEO Specialty Chemicals, Inc. 144A* (f)		966	326
			18,483
Total Common Stocks (Cost $131,472)			18,837
Preferred Stock 0.7%
Utilities
Southern Co. 5.25% (Cost $2,125,000)		85,000	2,021,300
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)		315	13,859
Exchange-Traded Funds 9.1%
Financial Select Sector SPDR Fund		206,000	6,126,440
iShares iBoxx $ High Yield Corporate Bond ETF (b)		27,000	2,357,100
iShares MSCI Emerging Markets ETF (b)		122,000	6,225,660
SPDR Bloomberg Barclays High Yield Bond ETF (b)		174,000	6,385,800
SPDR S&P 500 ETF Trust		11,000	3,100,900
VanEck Vectors JPMorgan EM Local Currency Bond ETF		212,500	4,184,125
Total Exchange-Traded Funds (Cost $27,699,875)			28,380,025
Securities Lending Collateral 11.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (g) (h) (Cost $36,382,343)		36,382,343	36,382,343
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 1.34% (g) (Cost $9,378,128)		9,378,128	9,378,128
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $335,345,817)		110.0	342,404,300
Other Assets and Liabilities, Net		(10.0)	(31,059,895)
Net Assets		100.0	311,344,405

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $35,258,304, which is 11.3% of net assets.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f) Investment was valued using significant unobservable inputs.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2018	211	27,868,168	27,472,859	(395,309)

At January 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2018	156	19,449,793	18,966,188	483,605
2 Year U.S. Treasury Note	USD	3/29/2018	156	33,471,468	33,264,563	206,905
5 Year U.S. Treasury Note	USD	3/29/2018	74	8,612,769	8,488,609	124,160
Federal Republic of Germany Euro-Bund	EUR	3/8/2018	96	19,278,782	18,929,562	349,220
Total unrealized appreciation						1,163,890

At January 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (i)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0% Quarterly	12/20/2022	15,000,000	USD	1,339,083	1,201,022	138,061

(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

As of January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	8,601,390	EUR	7,000,000	4/11/2018	130,732	Morgan Stanley
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	3,000,000	USD	2,313,750	2/6/2018	(103,581)	National Australia Bank Ltd.
EUR	7,000,000	USD	8,395,972	4/11/2018	(336,150)	Morgan Stanley
EUR	7,000,000	USD	8,605,800	4/19/2018	(129,456)	Morgan Stanley
MXN	61,500,000	USD	3,247,679	4/19/2018	(15,339)	HSBC Holdings PLC
Total unrealized depreciation					(584,526)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$126,803,931	$—	$126,803,931
Mortgage-Backed Securities Pass-Throughs	—	6,241,012	—	6,241,012
Asset-Backed	—	12,570,734	—	12,570,734
Commercial Mortgage-Backed Securities	—	10,463,048	—	10,463,048
Collateralized Mortgage Obligations	—	20,000,770	—	20,000,770
Government & Agency Obligations	—	67,024,958	—	67,024,958
Loan Participations and Assignments	—	7,983,591	—	7,983,591
Short-Term U.S. Treasury Obligations	—	14,418,239	—	14,418,239
Convertible Bond	—	—	703,525	703,525
Common Stocks (j)	354	—	18,483	18,837
Preferred Stocks	2,021,300	—	—	2,021,300
Warrant	—	—	13,859	13,859
Exchange-Traded Funds	28,380,025	—	—	28,380,025
Short-Term Investments (j)	45,760,471	—	—	45,760,471
Derivatives (k)
Futures Contracts	1,163,890	—	—	1,163,890
Credit Default Swap Contracts	—	138,061	—	138,061
Forward Foreign Currency Contracts	—	130,732	—	130,732
Total	$77,326,040	$265,775,076	$735,867	$343,836,983
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(395,309)	$—	$—	$(395,309)
Forward Foreign Currency Contracts	—	(584,526)	—	(584,526)
Total	$(395,309)	$(584,526)	$—	$(979,835)

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 138,061	$ —
Foreign Currency Contracts	$ —	$ —	$ (453,794)
Interest Rate Contracts	$ 768,581	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multisector Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018